Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table presents information regarding our executive compensation pay relative to corporate performance of our principal executive officer (“PEO”), Mr. Courtney, and non‐PEO named executive officers (“Non-PEO NEOs”) for 2022, 2023 and 2024.

Pay Versus Performance
Year	Summary Compensation Table Total For PEO ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total For non-PEO Named Executive Officers (1) ($)	Average Compensation Actually Paid to non-PEO Named Executive Officers (1) (2) ($)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (3) ($)	Net Income ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2022	828,876	890,034	548,404	579,639	132.27	22,902,000
2023	908,283	996,245	617,988	662,493	176.97	30,848,000
2024	980,578	975,544	681,485	691,909	175.87	24,948,000

____________________________

1.	The Non-PEO named executive officers for each applicable year include the following individuals: Richard A. McCarty and Michael J. Rodrigues.
2.

The dollar amounts reported represent the “compensation actually paid”, or “CAP”, to the PEO and the Non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO or the Non-PEO NEOs, respectively, during the applicable year. To calculate CAP for the PEO and average CAP for the Non-PEO NEOs, the following amounts were deducted from and added to Summary Compensation Table total compensation:

PEO Total Compensation Amount	$ 980,578	$ 908,283	$ 828,876
PEO Actually Paid Compensation Amount	$ 975,544	996,245	890,034
Adjustment To PEO Compensation, Footnote
PEO SCT Total to CAP Reconciliation
Year	SCT-PEO ($)	Fair Value of Equity Awards Granted in the Year ($)	Fair Value of Equity Awards Granted in the Year at year- end ($)	Change during fiscal year in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years ($)	Change in Fair Value from Prior Year-end to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	CAP ($)
2022	828,876	(83,600)	99,660	40,378	4,720	890,034
2023	908,283	(101,633)	111,294	60,291	18,010	996,245
2024	980,578	(109,406)	132,620	(5,596)	(22,652)	975,544

Non-PEO NEO Average Total Compensation Amount	$ 681,485	617,988	548,404
Non-PEO NEO Average Compensation Actually Paid Amount	$ 691,909	662,493	579,639
Adjustment to Non-PEO NEO Compensation Footnote
Average Non-PEO NEOs SCT Total to CAP Reconciliation
Year	SCT-NEO ($)	Fair Value of Equity Awards Granted in the Year ($)	Fair Value of Equity Awards Granted in the Year at year end ($)	Change during fiscal year in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years ($)	Change in Fair Value from Prior Year-end to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	CAP ($)
2022	548,404	(40,670)	48,482	20,966	2,457	579,639
2023	617,988	(50,789)	55,617	30,456	9,221	662,493
2024	681,485	(116,584)	141,321	(2,805)	(11,508)	691,909

3.

Represents the cumulative three-year total return to shareholders of our common stock and assumes that the value of the investment was $100 on December 31, 2021, and that the subsequent dividends were reinvested. The stock price performance included in this column is not necessarily indicative of future stock price performance.

Compensation Actually Paid vs. Total Shareholder Return

The following graphs show the relationship between the compensation actually paid to our PEO and the average of the compensation actually paid to our other named executive officers to our total shareholder and net income over three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 175.87	176.97	132.27
Net Income (Loss)	24,948,000	30,848,000	22,902,000
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	132,620	111,294	99,660
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,596)	60,291	40,378
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(109,406)	(101,633)	(83,600)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,652)	18,010	4,720
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	141,321	55,617	48,482
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,805)	30,456	20,966
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(116,584)	(50,789)	(40,670)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (11,508)	$ 9,221	$ 2,457